UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08657

Pioneer Equity Income Fund
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Equity Income Fund

NQ | January 31, 2019

Ticker Symbols: Class A PEQIX Class C PCEQX Class K PEQKX Class R PQIRX Class Y PYEQX

Shares		Value
	UNAFFILIATED ISSUERS - 97.9%
	COMMON STOCKS - 97.9% of Net Assets
	Aerospace & Defense - 1.2%
176,404	Raytheon Co.	$29,064,323
	Total Aerospace & Defense	$29,064,323
	Auto Components - 1.2%
747,051	BorgWarner, Inc.	$30,554,386
	Total Auto Components	$30,554,386
	Automobiles - 0.8%
537,533	General Motors Co.	$20,974,538
	Total Automobiles	$20,974,538
	Banks - 7.6%
1,747,506	Bank of America Corp.	$49,751,496
557,708	BB&T Corp.	27,216,151
324,545	Citigroup, Inc.	20,920,170
1,815,583	Huntington Bancshares, Inc.	24,038,319
204,080	M&T Bank Corp.	33,579,323
275,957	PNC Financial Services Group, Inc.	33,851,645
	Total Banks	$189,357,104
	Beverages - 0.3%
61,000	PepsiCo., Inc.	$6,872,870
	Total Beverages	$6,872,870
	Building Products - 0.0%†
23,500(a)	Resideo Technologies, Inc.	$515,355
	Total Building Products	$515,355
	Capital Markets - 6.1%
746,696	Bank of New York Mellon Corp.	$39,067,135
591,789	Morgan Stanley	25,032,675
224,045	Northern Trust Corp.	19,819,020
425,669	State Street Corp.	30,179,932
417,259	T Rowe Price Group, Inc.	38,997,026
	Total Capital Markets	$153,095,788
	Chemicals - 3.0%
247,351	Celanese Corp.	$23,686,332
408,140	DowDuPont, Inc.	21,962,013
4,755	Givaudan SA	11,511,049
213,557	HB Fuller Co.	10,547,580
189,317	Johnson Matthey Plc	7,553,425
	Total Chemicals	$75,260,399
	Commercial Services & Supplies - 0.8%
192,664	MSA Safety, Inc.	$19,301,080
	Total Commercial Services & Supplies	$19,301,080
	Communications Equipment - 1.4%
765,989	Cisco Systems, Inc.	$36,223,620
	Total Communications Equipment	$36,223,620
	Containers & Packaging - 0.7%
393,668	International Paper Co.	$18,671,673
	Total Containers & Packaging	$18,671,673
	Distributors - 0.8%
204,331	Genuine Parts Co.	$20,396,320
	Total Distributors	$20,396,320
	Diversified Telecommunication Services - 1.9%
243,789	BCE, Inc.	$10,604,822
682,200	Verizon Communications, Inc.	37,561,932
	Total Diversified Telecommunication Services	$48,166,754
	Electric Utilities - 3.2%
750,138	Alliant Energy Corp.	$33,358,637
454,742	American Electric Power Co., Inc.	35,979,187
143,139	Eversource Energy	9,935,278
	Total Electric Utilities	$79,273,102
	Electrical Equipment - 0.5%
194,000	Emerson Electric Co.	$12,701,180
	Total Electrical Equipment	$12,701,180
	Electronic Equipment, Instruments & Components - 0.7%
205,277	TE Connectivity, Ltd.	$16,617,173
	Total Electronic Equipment, Instruments & Components	$16,617,173
	Equity Real Estate Investment Trusts (REITs) - 3.1%
248,490	Alexandria Real Estate Equities, Inc.	$32,728,618
170,333	Camden Property Trust	16,513,784
294,253	SL Green Realty Corp.	27,197,805
	Total Equity Real Estate Investment Trusts (REITs)	$76,440,207
	Food & Staples Retailing - 1.6%
900,000	Kroger Co.	$25,497,000
152,659	Wal-Mart, Inc.	14,629,312
	Total Food & Staples Retailing	$40,126,312
	Food Products - 7.3%
100,000	Archer-Daniels-Midland Co.	$4,490,000
75,000	Bunge, Ltd.	4,130,250
Shares		Value
	Food Products - (continued)
38,000	Calavo Growers, Inc.	$3,091,680
2,000	Chocoladefabriken Lindt & Spruengli AG	12,717,402
560,935	General Mills, Inc.	24,927,951
192,269	Hershey Co.	20,399,741
139,000	JM Smucker Co.	14,578,320
115,712	John B Sanfilippo & Son, Inc.	7,897,344
355,185	Kellogg Co.	20,959,467
230,856	Lamb Weston Holdings, Inc.	16,690,889
108,000	McCormick & Co., Inc., Class VTG	13,353,120
802,100	Mondelez International, Inc.	37,105,146
	Total Food Products	$180,341,310
	Gas Utilities - 1.1%
468,425	National Fuel Gas Co.	$26,840,752
	Total Gas Utilities	$26,840,752
	Health Care Equipment & Supplies - 2.2%
493,321	Abbott Laboratories	$36,002,567
1,026,557	Smith & Nephew Plc	19,314,672
	Total Health Care Equipment & Supplies	$55,317,239
	Health Care Providers & Services - 0.4%
163,578	CVS Health Corp.	$10,722,538
	Total Health Care Providers & Services	$10,722,538
	Hotels, Restaurants & Leisure - 3.4%
592,187	Cedar Fair LP	$32,747,941
61,921	Cracker Barrel Old Country Store, Inc.	10,358,145
447,477	InterContinental Hotels Group Plc	25,466,124
46,057	InterContinental Hotels Group Plc (A.D.R.)	2,657,950
78,198	McDonald's Corp.	13,980,238
	Total Hotels, Restaurants & Leisure	$85,210,398
	Household Products - 0.8%
143,210	Clorox Co.	$21,249,500
	Total Household Products	$21,249,500
	Industrial Conglomerates - 0.8%
147,700	Honeywell International, Inc.	$21,214,151
	Total Industrial Conglomerates	$21,214,151
	Insurance - 6.1%
268,408	Chubb, Ltd.	$35,711,684
299,000	Fidelity National Financial, Inc.	10,811,840
218,531	First American Financial Corp.	10,944,033
450,522	Hartford Financial Services Group, Inc.	21,138,492
466,218	Lincoln National Corp.	27,269,091
162,774	Prudential Financial, Inc.	14,997,996
867,335	Sun Life Financial, Inc.	31,302,120
	Total Insurance	$152,175,256
	IT Services - 1.6%
143,613	Amdocs, Ltd.	$8,025,094
157,000	International Business Machines Corp.	21,103,940
200,000	Leidos Holdings, Inc.	11,600,000
	Total IT Services	$40,729,034
	Leisure Products - 0.4%
111,599	Hasbro, Inc.	$10,106,405
	Total Leisure Products	$10,106,405
	Machinery - 1.7%
469,000	Komatsu, Ltd. (A.D.R.)	$12,405,050
452,079	PACCAR, Inc.	29,620,216
	Total Machinery	$42,025,266
	Media - 1.4%
319,700	CBS Corp., Class B	$15,812,362
88,270	John Wiley & Sons, Inc.	4,570,621
247,887	Meredith Corp.	13,452,827
	Total Media	$33,835,810
	Metals & Mining - 4.6%
244,318	BHP Group, Ltd. (A.D.R.)	$12,506,638
285,804	Kaiser Aluminum Corp.	28,686,148
274,951	Materion Corp.	12,903,451
537,583	Nucor Corp.	32,921,583
334,678	Reliance Steel & Aluminum Co.	27,403,435
	Total Metals & Mining	$114,421,255
	Multiline Retail - 2.8%
819,541	Nordstrom, Inc.	$38,034,898
441,220	Target Corp.	32,209,060
	Total Multiline Retail	$70,243,958
	Multi-Utilities - 2.4%
344,126	Ameren Corp.	$23,861,697
503,294	WEC Energy Group, Inc.	36,755,561
	Total Multi-Utilities	$60,617,258
	Oil, Gas & Consumable Fuels - 8.3%
309,302	Chevron Corp.	$35,461,474
Shares		Value
	Oil, Gas & Consumable Fuels - (continued)
100,000	ConocoPhillips	$6,769,000
730,668	Exxon Mobil Corp.	53,543,351
521,681	Occidental Petroleum Corp.	34,837,857
331,939	Phillips 66	31,670,300
257,691	Royal Dutch Shell Plc (A.D.R.)	15,907,266
130,000	TOTAL SA (A.D.R.)	7,114,900
248,114	Valero Energy Corp.	21,789,371
	Total Oil, Gas & Consumable Fuels	$207,093,519
	Pharmaceuticals - 8.6%
956,064	AstraZeneca Plc (A.D.R.)	$34,972,821
336,714	Eli Lilly & Co.	40,358,540
112,318	Johnson & Johnson	14,947,280
796,197	Merck & Co., Inc.	59,260,943
1,113,963	Pfizer, Inc.	47,287,729
218,513	Zoetis, Inc.	18,827,080
	Total Pharmaceuticals	$215,654,393
	Professional Services - 0.2%
95,096	Randstad NV	$4,582,941
	Total Professional Services	$4,582,941
	Semiconductors & Semiconductor Equipment - 4.3%
189,352	Analog Devices, Inc.	$18,719,339
89,814	Cabot Microelectronics Corp.	9,151,148
214,000	KLA-Tencor Corp.	22,805,980
227,012	Texas Instruments, Inc.	22,855,568
314,271	Xilinx, Inc.	35,179,496
	Total Semiconductors & Semiconductor Equipment	$108,711,531
	Specialty Retail - 0.4%
60,000	Home Depot, Inc.	$11,011,800
	Total Specialty Retail	$11,011,800
	Technology Hardware, Storage & Peripherals - 1.1%
1,229,723	HP, Inc.	$27,090,798
	Total Technology Hardware, Storage & Peripherals	$27,090,798
	Textiles, Apparel & Luxury Goods - 2.1%
246,700	Carter's, Inc.	$20,451,430
377,828	VF Corp.	31,801,783
	Total Textiles, Apparel & Luxury Goods	$52,253,213
	Trading Companies & Distributors - 1.0%
238,000	Fastenal Co.	$14,389,480
174,368	Ferguson Plc	11,646,036
	Total Trading Companies & Distributors	$26,035,516
	TOTAL COMMON STOCKS
	(Cost $2,103,291,970)	$2,451,096,025
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 97.9%
	(Cost $2,103,291,970)	$2,451,096,025
Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	AFFILIATED ISSUER - 1.9%
	COMMON STOCK - 1.9% of Net Assets
	Machinery - 1.9%
1,363,363(b)	Gorman-Rupp Co.	$ 2,910,780	$ –	$ 68,169	$47,104,192
	Total Machinery				$47,104,192
	TOTAL COMMON STOCK
	(Cost $6,956,764)				$47,104,192
	TOTAL INVESTMENTS IN AFFILIATED ISSUER - 1.9%
	(Cost $6,956,764)				$47,104,192
	OTHER ASSETS AND LIABILITIES - 0.2%				$4,972,595
	NET ASSETS - 100.0%				$2,503,172,812

(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.
†	Amount rounds to less than 0.1%.
(a)	Non-income producing security.
(b)	Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2019, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,498,200,217	$–	$–	$2,498,200,217
Total Investments in Securities	$2,498,200,217	$–	$–	$2,498,200,217

During the three months ended January 31, 2019, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Equity Income Fund

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M.Jones, President and Chief Executive Officer

Date March 29, 2019

By (Signature and Title)* /s/ Mark E. Bradley
                                        Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date March 29, 2019

* Print the name and title of each signing officer under his or her signature.